Pioneer AMT-Free
Municipal Fund

Schedule of Investments | September 30, 2019

Ticker Symbols: Class A PBMFX Class C MNBCX Class Y PBYMX

Schedule of Investments | 9/30/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 97.6%
	MUNICIPAL BONDS - 97.6% of Net Assets(a)
	Arizona - 1.5%
5,680,000	Arizona Department of Transportation State Highway Fund Revenue, 5.0%, 7/1/30	$6,964,134
135,000(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	146,475
9,865,000	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	10,445,457
9,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,053
1,000,000	Maricopa County Pollution Control Corp., Southern California Education Co., Series A, 5.0%, 6/1/35	1,017,780
	Total Arizona	$18,582,899
	California - 8.1%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, Series A, 10/1/31 (NATL Insured)	$7,638,500
12,595,000(c)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	8,042,033
5,250,000(d)	Beverly Hills Unified School District CA, 3.0%, 8/1/44	5,402,670
20,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	3,999,800
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	1,499,438
6,400,000	California Educational Facilities Authority, Stanford University, Series U-A, 5.0%, 5/1/45	9,682,112
3,575,000(b)	California Statewide Communities Development Authority, Sutter Health, Series A, 6.0%, 8/15/42	3,727,760
5,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/33	5,538,050
7,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/34	7,737,240
5,000,000(d)	Coast Community College District, Election 2012, Series D, 5.0%, 8/1/31	6,314,400
12,000,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.0%, 6/1/47	12,270,000
3,000,000	Long Beach Bond Finance Authority, Series A, 5.5%, 11/15/37	4,239,930
2,180,000(d)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,828,724
5,000,000(d)	San Diego Unified School District, Series R2, 0.0%, 7/1/40	5,102,350
3,500,000	San Francisco City & County Airport Commission-San Francisco International Airport, Series B, 5.0%, 5/1/47	4,186,420
1,500,000(b)(d)	San Jose Evergreen Community College District, Election of 2010, Series A, 5.0%, 8/1/41	1,656,060
7,000,000(d)	State of California, 3.0%, 10/1/49	7,158,200
5,000,000	University of California, Series AV, 5.0%, 5/15/35	6,139,950
	Total California	$103,163,637
	Colorado - 1.5%
2,500,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/26	$2,567,050
1,250,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/34	1,280,913
1,000,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/41	1,022,560
2,000,000	Regional Transportation District, Denver Trans Partners, 6.5%, 1/15/30	2,059,960
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/38	5,711,400
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/39	5,684,300
	Total Colorado	$18,326,183
	Connecticut - 0.4%
3,000,000(d)	Metropolitan District, 3.0%, 3/1/29	$3,106,920
2,000,000	Mohegan Tribal Finance Authority, Connecticut Tribal Economic Development, 7.0%, 2/1/45 (144A)	2,054,500
	Total Connecticut	$5,161,420
	Delaware - 0.4%
4,975,000	Delaware State Economic Development Authority, Facility-Indian River Power, 5.375%, 10/1/45	$5,079,276
	Total Delaware	$5,079,276
	District of Columbia - 1.3%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$10,575,300
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	6,090,000
	Total District of Columbia	$16,665,300
	Florida - 6.7%
1,000,000	Central Florida Expressway Authority, 5.0%, 7/1/39	$1,202,910
2,000,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	2,405,820
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.0%, 11/15/46	3,028,955
6,145,000	County of Hillsborough FL, 3.0%, 8/1/41	6,282,279
4,500,000	County of Hillsborough, Utility Revenue, 3.0%, 8/1/37	4,713,390
5,000,000(b)	County of Miami-Dade, Aviation Revenue, Series B, 5.5%, 10/1/41	5,000,000
2,500,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/32	2,610,200
4,645,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/34	4,825,087
3,000,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A, 6.0%, 8/15/36	3,113,460
1,390,000	Florida Development Finance Corp., Renaissance Charter School, Series A, 6.0%, 9/15/30	1,427,558
5,000,000	Florida's Turnpike Enterprise, Department Transportation, Series A, 4.0%, 7/1/30	5,520,550
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/34	7,730,910
3,400,000(b)	St. Johns County Industrial Development Authority, Presbyterian Retirement, Series A, 6.0%, 8/1/45	3,530,628
8,000,000(d)	State of Florida, Capital Outlay, Series A, 3.0%, 6/1/29	8,444,800
8,000,000(d)	State of Florida, Capital Outlay, Series C, 3.0%, 6/1/30	8,496,880
4,645,000(d)	State of Florida, Department Transportation Right of Way, 3.25%, 7/1/37	4,948,597
Principal Amount USD ($)		Value
	Florida - (continued)
10,660,000(d)	State of Florida, Department Transportation Right of Way, 4.0%, 7/1/39	$12,108,054
	Total Florida	$85,390,078
	Georgia - 2.9%
1,500,000	Brookhaven Development Authority, 3.0%, 7/1/46	$1,501,845
1,000,000	Brookhaven Development Authority, 4.0%, 7/1/44	1,119,920
3,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	3,370,470
8,000,000(d)	City of Atlanta, Public Improvement, 4.5%, 12/1/29	9,170,960
2,040,000(d)	County of Fulton, Library Bond, 3.25%, 7/1/37	2,167,072
2,870,000(d)	County of Fulton, Library Bond, 3.5%, 7/1/39	3,085,393
4,790,000(d)	County of Fulton, Library Bond, 4.0%, 7/1/40	5,316,565
2,000,000	Main Street Natural Gas, Inc., Series A, 4.0%, 5/15/39	2,192,100
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.5%, 7/1/38	5,380,350
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	3,081,842
	Total Georgia	$36,386,517
	Illinois - 3.0%
1,000,000	Illinois Finance Authority, American Water Capital Corp., Project, 5.25%, 5/1/40	$1,013,210
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.0%, 3/1/38	1,101,140
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.0%, 3/1/30	1,801,275
5,000,000	Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,645,850
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/36	1,680,585
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/37	2,428,170
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	3,283,140
8,540,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/33	10,373,965
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/36	1,198,450
5,000,000(b)	Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39	5,000,000
4,130,000(e)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.0%, 7/1/26	5,050,371
	Total Illinois	$38,576,156
	Indiana - 0.3%
3,000,000	Indiana University, Series A, 4.0%, 6/1/42	$3,250,710
85,000	Indianapolis Local Public Improvement Bond Bank, Series B, 6.0%, 1/10/20	85,966
	Total Indiana	$3,336,676
	Louisiana - 0.6%
6,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$6,111,360
400,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	438,520
500,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)	549,495
	Total Louisiana	$7,099,375
	Maine - 0.9%
4,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36	$4,822,335
3,040,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41	3,265,386
2,745,000	University of Maine, 5.0%, 3/1/25 (AGM Insured)	3,282,361
	Total Maine	$11,370,082
	Maryland - 2.6%
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.0%, 12/1/16	$562,500
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.0%, 12/1/16	250,000
6,250,000	Maryland Health & Higher Educational Facilities Authority, Ascension Health, Series B, 5.0%, 11/15/51	6,696,563
5,000,000(d)	State of Maryland, Series A, 5.0%, 3/15/29	6,225,600
5,175,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/35	5,433,491
5,180,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/37	5,413,514
3,880,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/43	4,144,500
3,735,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/44	3,985,693
	Total Maryland	$32,711,861
	Massachusetts - 19.0%
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/37	$3,919,231
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/38	3,909,090
1,475,000(d)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,546,906
1,520,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,608,662
1,565,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,652,593
1,055,000(d)	City of Beverly, 3.125%, 10/15/39	1,104,142
2,000,000(d)	City of Boston, Series A, 5.0%, 3/1/39	2,536,440
1,375,000(d)	City of Cambridge, Municipal Purpose Loan, 4.0%, 2/15/26	1,651,568
5,075,000(d)	City of Cambridge, Municipal Purpose Loan, Series A, 3.0%, 2/15/35	5,288,911
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/29	1,340,040
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/31	1,335,256
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/33	1,332,032
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,052,830
5,000,000(c)	Massachusetts Department of Transportation, Series A, 1/1/28 (NATL Insured)	4,299,350
4,200,000	Massachusetts Development Finance Agency, Agency Williams College, Series P, 5.0%, 7/1/43	4,709,922
1,000,000	Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/21	1,069,920
Principal Amount USD ($)		Value
	Massachusetts - (continued)
1,000,000	Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/22	$1,067,590
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.0%, 10/1/35	1,805,835
1,000,000	Massachusetts Development Finance Agency, Berkshire Health System, Series G, 5.0%, 10/1/30	1,059,380
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.0%, 10/1/48	4,457,160
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.0%, 4/1/41	14,215,338
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.0%, 4/1/37	2,440,560
6,255,000(b)	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.375%, 4/1/41	6,632,802
1,000,000(b)	Massachusetts Development Finance Agency, Foxborough Regional Charter School, Series A, 7.0%, 7/1/42	1,042,570
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 4.0%, 7/15/36	5,765,200
1,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	1,459,570
5,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.5%, 7/1/44	5,571,750
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.0%, 7/1/44	4,399,680
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	431,228
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	536,440
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,104,040
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.0%, 3/1/39	507,789
9,930,000	Massachusetts Development Finance Agency, Partners Healthcare System, 5.0%, 7/1/31	11,647,791
2,700,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series O, 4.0%, 7/1/45	2,878,497
8,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/35	9,065,600
5,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,486,850
400,000(b)	Massachusetts Development Finance Agency, Tufts Medical, Series I, 6.75%, 1/1/36	427,040
600,000(b)	Massachusetts Development Finance Agency, Tufts Medication Center, Series, 6.75%, 1/1/36	637,572
125,000(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	144,271
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	947,511
1,000,000	Massachusetts Development Finance Agency, UMass Memorial, Series H, 5.125%, 7/1/26	1,066,080
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,229,538
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,514,627
1,585,000	Massachusetts Development Finance Agency, Whitehead Institute Biomedical Research, 5.0%, 6/1/25	1,676,597
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/38	1,023,435
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/43	1,206,600
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/48	602,780
2,500,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,612,325
1,250,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,353,400
2,335,000(b)	Massachusetts Health & Educational Facilities Authority, Massachusetts Eye And Ear Infirmary, Series C, 5.375%, 7/1/35	2,403,672
16,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	24,431,052
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-2, 4.125%, 10/1/37	2,099,260
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/32	1,097,720
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/33	1,088,750
3,000,000	Massachusetts Port Authority, Series C, 5.0%, 7/1/33	3,454,050
1,960,000(b)	Massachusetts State College Building Authority, Series A, 5.0%, 5/1/28 (ST INTERCEPT Insured)	2,144,103
2,015,000	Massachusetts State College Building Authority. Series A, 5.0%, 5/1/28 (ST INTERCEPT Insured)	2,201,972
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,580,390
1,600,000(d)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,761,872
1,150,000(d)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	1,256,651
1,635,000(d)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,792,532
1,305,000(d)	Town of Nantucket, 2.0%, 12/15/27	1,366,661
5,000,000(d)	Town of Natick, Municipal Purpose Loan, 4.0%, 7/15/37	5,611,750
1,955,000(d)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	1,975,879
2,000,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.0%, 5/1/31	2,113,720
1,535,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,627,392
1,265,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/35	1,343,784
3,500,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/44	3,711,435
2,635,000(d)	Town of Plymouth, Municipal Purpose Loan, 5.0%, 5/1/29	3,326,424
4,160,000(d)	Town of Stoughton, Municipal Purpose Loan, 3.0%, 10/15/37	4,323,488
1,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/41	1,088,770
4,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/45	4,337,400
4,500,000(d)	Town of Wilmington, School, 4.0%, 3/15/37	4,709,385
2,500,000	University of Massachusetts Building Authority, Series 1, 5.0%, 11/1/39	2,736,925
Principal Amount USD ($)		Value
	Massachusetts - (continued)
4,160,000	Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, 4.0%, 3/1/28 (ST GTD Insured)	$4,719,894
	Total Massachusetts	$240,679,270
	Michigan - 0.7%
2,870,000	Michigan Public Educational Facilities Authority, Limited Obligation-David Ellis-West Project, 5.875%, 6/1/37	$3,121,096
5,000,000	University of Michigan, 5.0%, 4/1/36	6,006,150
	Total Michigan	$9,127,246
	Minnesota - 2.1%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	$5,561,000
3,000,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/29	3,930,120
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/36	7,715,182
3,000,000(d)	State of Minnesota, Series B, 3.0%, 10/1/36	3,138,510
2,875,000	University of Minnesota, Series A, 5.0%, 4/1/33	3,441,605
600,000	University of Minnesota, Series B, 4.0%, 1/1/20	603,654
1,000,000	University of Minnesota, Series B, 4.0%, 1/1/29	1,101,050
860,000	University of Minnesota, Series B, 4.0%, 1/1/30	945,527
	Total Minnesota	$26,436,648
	Mississippi - 0.9%
2,750,000	County of Warren, International Paper Co., Series A, 5.8%, 5/1/34	$2,815,065
9,150,000(g)	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series C, 1.77%, 12/1/30	9,150,000
	Total Mississippi	$11,965,065
	Missouri - 0.8%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,869,050
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.0%, 11/15/45	4,288,560
2,000,000	Missouri Development Finance Board, City of Independence-Annual Appropiation Sewer System, 5.25%, 11/1/42	2,260,000
75,000	Missouri State Environmental Improvement & Energy Resources Authority, Unrefunded Balance-St. Revolving, 5.125%, 1/1/20	75,195
	Total Missouri	$9,492,805
	Nebraska - 0.2%
2,000,000	University of Nebraska, University Nebraska Lincoln Student, Series A, 3.0%, 7/1/35	$2,080,260
	Total Nebraska	$2,080,260
	New Hampshire - 1.0%
4,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$4,271,800
7,850,000(b)	New Hampshire Health & Education Facilities Authority Act, Wentworth Douglas Hospital, Series A, 6.5%, 1/1/41	8,341,410
	Total New Hampshire	$12,613,210
	New Jersey - 1.0%
5,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.0%, 7/1/27	$6,239,950
3,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.0%, 7/1/39	3,183,330
2,000,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, 5.5%, 6/15/41	2,106,960
1,640,000(d)	Township of Plainsboro, General Improvement, 2.0%, 8/1/24	1,690,758
	Total New Jersey	$13,220,998
	New York - 3.9%
5,030,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	$5,303,129
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	15,574,000
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	6,194,724
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.0%, 7/1/36	5,085,585
1,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/35	1,153,410
5,015,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/31	5,922,614
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	4,923,295
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,809,750
2,925,000(d)	White Plains City School District, 2.0%, 5/15/28 (ST AID WITHHLDG Insured)	2,975,427
	Total New York	$48,941,934
	North Carolina - 2.9%
3,000,000	City of Charlotte, Storm Water Revenue, 4.0%, 12/1/43	$3,272,880
5,000,000	City of Fayetteville, Public Works Commission Revenue, 4.0%, 3/1/44	5,495,700
10,000,000	North Carolina Turnpike Authority, Series A, 4.0%, 1/1/35	11,568,500
5,000,000(d)	State of North Carolina, Series A, 5.0%, 6/1/28	6,102,200
9,615,000(d)	State of North Carolina, St. Public Improvement Connecourt, Series A, 3.0%, 6/1/35	10,226,418
	Total North Carolina	$36,665,698
	North Dakota - 0.4%
5,000,000	County of McLean, Great River Energy, Series B, 5.15%, 7/1/40	$5,113,050
	Total North Dakota	$5,113,050
	Ohio - 1.7%
50,000,000(c)	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, 2nd Subordinated, Series C, 6/1/52	$2,063,000
10,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	9,975,000
9,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	9,191,250
Principal Amount USD ($)		Value
	Ohio - (continued)
800,000	County of Lake, Lake Hospital, Series S, 6.0%, 8/15/43	$802,960
	Total Ohio	$22,032,210
	Oklahoma - 0.2%
2,630,000	McGee Creek Authority, Oklahoma Water Revenue, 6.0%, 1/1/23 (NATL Insured)	$2,823,621
	Total Oklahoma	$2,823,621
	Oregon - 2.2%
1,800,000	City of Portland, Sewer System Revenue, First Lien, Series A, 2.0%, 6/15/29	$1,816,812
5,000,000(d)	Clackamas County School District No. 7J Lake Oswego, School District, 4.0%, 6/1/43 (SCH-BD GTY Insured)	5,566,100
3,000,000(d)	Deschutes & Jefferson Counties School District No. 2J Redmond, 3.0%, 6/15/32 (SCH-BD GTY Insured)	3,082,800
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH-BD GTY Insured)	1,600,300
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH-BD GTY Insured)	1,541,580
1,715,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH-BD GTY Insured)	1,271,895
2,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	2,390,520
1,500,000	Oregon Health & Science University, Series B, 5.0%, 7/1/28	1,824,165
7,030,000(d)	State of Oregon, Series J, 5.0%, 8/1/42	8,544,614
	Total Oregon	$27,638,786
	Pennsylvania - 4.7%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$895,587
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	188,543
4,095,000	Dauphin County General Authority, Pinnacle Health System Project, 5.0%, 6/1/42	4,432,919
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,891,545
605,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/44	682,688
2,500,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/48	2,811,875
1,000,000(b)	Pennsylvania Higher Educational Facilities Authority, Edinboro University Foundation, 6.0%, 7/1/43	1,034,120
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,394,053
1,000,000	Pennsylvania Higher Educational Facilities Authority, University Properties, Inc., East Stroudsburg, 5.0%, 7/1/42	1,015,740
1,000,000	Pennsylvania Housing Finance Agency, 3.35%, 10/1/45	1,028,060
2,000,000	Pennsylvania Housing Finance Agency, 3.4%, 10/1/49	2,037,640
2,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/42	2,393,040
5,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/47	5,916,150
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/35	2,829,325
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/36	4,241,400
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/37	2,824,550
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 5.0%, 7/1/42	2,848,200
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.0%, 9/1/42	3,288,720
3,680,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/39	4,605,115
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/44	6,212,933
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/45	1,473,626
	Total Pennsylvania	$60,045,829
	Puerto Rico - 0.3%
7,000,000(d)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$4,173,750
	Total Puerto Rico	$4,173,750
	Rhode Island - 1.1%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	$5,824,134
3,750,000(g)	Tender Option Bond Trust Receipts/Certificates, Series 2019-XM0721, 0.0%, 9/1/47 (144A)	5,419,950
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	2,400,200
	Total Rhode Island	$13,644,284
	South Carolina - 1.0%
5,000,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$5,728,650
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	1,075,160
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.0%, 10/1/33	5,897,346
500,000(d)	State of South Carolina, St. Economic Development, Series A, 5.0%, 4/1/20	508,105
	Total South Carolina	$13,209,261
	Texas - 8.6%
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	$3,162,269
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,604,540
7,100,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	6,493,802
2,500,000(b)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,667,125
5,000,000	City of Austin TX Airport System Revenue, 5.0%, 11/15/49	6,212,500
5,080,000(d)	Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured)	5,311,851
Principal Amount USD ($)		Value
	Texas - (continued)
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/28	$1,065,070
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/33	528,220
2,750,000(b)	Houston Higher Education Finance Corp., Rice University Project, Series A, 5.0%, 5/15/35	2,809,620
1,350,000(g)	Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, 1.75%, 11/1/38	1,350,000
5,000,000(d)	Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured)	5,382,900
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 4.75%, 7/1/51	1,986,880
2,000,000	North Texas Tollway Authority, First Tier, Series D, 5.0%, 1/1/38	2,145,500
4,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/30	4,644,600
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/35	5,741,650
7,525,000(d)	State of Texas, Highway Improvement, 5.0%, 4/1/29	8,685,732
2,000,000	Texas Department of Housing & Community Affairs, Series A, 3.5%, 7/1/34 (GNMA/FNMA Insured)	2,196,620
2,500,000	Texas Department of Housing & Community Affairs, Series A, 3.8%, 7/1/39 (GNMA/FNMA Insured)	2,724,100
4,000,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	4,318,640
10,410,000	Texas Private Activity Bond Surface Transportation Corp., Senior Lien-LBJ Infrastructure, 7.0%, 6/30/40	10,852,633
2,755,000(b)	Texas State Public Finance Authority Charter School Finance Corp., Education-Cosmos Foundation, Inc., Series A, 6.2%, 2/15/40	2,802,689
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.0%, 4/15/48	5,559,450
5,000,000	Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	6,123,150
5,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/24	5,874,750
5,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/49	7,733,300
	Total Texas	$108,977,591
	Utah - 0.6%
1,000,000	Salt Lake City Corp. Airport Revenue, Series B, 5.0%, 7/1/34	$1,216,290
110,000	Utah Charter School Finance Authority, North Davis Preparatory, 5.75%, 7/15/20	111,792
4,835,000	Utah Transit Authority, Series A, 5.0%, 6/15/31	5,739,628
	Total Utah	$7,067,710
	Virginia - 7.6%
1,170,000(d)	City of Manassas, 2.0%, 7/1/31 (ST AID WITHHLDG Insured)	$1,141,592
1,500,000(d)	County of Arlington, 4.0%, 8/15/35	1,705,710
10,000,000(d)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	11,402,200
5,000,000	County of Henrico, Water & Sewer Revenue, 5.0%, 5/1/46	5,904,300
18,490,000	Tobacco Settlement Financing Corp., Senior, Series B-1, 5.0%, 6/1/47	18,490,000
4,000,000(b)	University of Virginia, Series A, 5.0%, 6/1/37	4,534,400
7,075,000	University of Virginia, Series A, 5.0%, 4/1/42	8,601,927
5,000,000(b)	University of Virginia, Series A, 5.0%, 6/1/43	5,668,000
12,000,000	University of Virginia, Series A-1, 4.0%, 4/1/45	13,154,400
5,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	5,435,650
5,000,000	Virginia Commonwealth Transportation Board, 3.0%, 5/15/37	5,215,100
14,105,000	Virginia Public Building Authority, Series A, 3.0%, 8/1/38	14,701,359
	Total Virginia	$95,954,638
	Washington - 6.5%
16,000,000	Central Puget Sound Regional Transit Authority, Series S-1, 5.0%, 11/1/46	$24,131,840
10,250,000	City of Seattle, Municipal Light & Power Revenue Improvement, Series A, 4.0%, 1/1/48	11,270,387
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.5%, 5/1/38 (CNTY GTD Insured)	10,024,500
3,000,000(d)	King County Issaquah School District No. 411, 4.5%, 12/1/30 (SCH-BD GTY Insured)	3,396,660
1,500,000	Public Utility District No. 1 of Franklin County, Series A, 5.0%, 9/1/38	1,649,370
10,390,000(d)	State of Washington, Series 2015-D, 5.0%, 7/1/30	12,252,719
5,000,000(d)	State of Washington, Series 2017-A, 5.0%, 8/1/30	6,070,500
5,000,000(d)	State of Washington, Series A, 5.0%, 8/1/36	5,627,100
6,685,000	University of Washington, Series B, 5.0%, 6/1/28	8,003,015
	Total Washington	$82,426,091
	TOTAL MUNICIPAL BONDS
	(Cost $1,137,961,396)	$1,236,179,415
Shares		Value
	CLAIM - 0.0%† of Net Assets
200(h)	CMS Liquidating Trust	$594,000
	TOTAL CLAIM
	(Cost $640,000)	$594,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.6%
	(Cost $1,138,601,396)	$1,236,773,415
	OTHER ASSETS AND LIABILITIES - 2.4%	$29,917,407
	NET ASSETS - 100.0%	$1,266,690,822

(144A) AGC AGM AMBAC CNTY GTD FNMA GNMA NATL PSF-GTD SCH-BD GTY ST AID WITHHLDG ST GTD ST INTERCEPT
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2019, the value of these securities amounted to $11,365,995, or 0.9% of net assets.
Assured Guaranty Municipal
Assured Guaranty Municipal Corp.
Ambac Assurance Corp.
County Guaranteed
Federal National Mortgage Association
Government National Mortgage Association
National Public Finance Guaranty Corp.
Permanent School Fund Guaranteed
School Board Guaranty
State Aid Withholding
State Guaranteed
State AID Intercept

†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	Escrow to maturity.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at September 30, 2019.
(h)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,236,179,415	$–	$1,236,179,415
Claim	–	594,000	–	594,000
Total Investments in Securities	$–	$1,236,773,415	$–	$1,236,773,415

During the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.